ACCOUNTING STANDARDS AND BASIS OF PRESENTATION (Tables)	6 Months Ended
Dec. 31, 2021
ACCOUNTING STANDARDS AND BASIS OF PREPARATION
Summary of revisions to previously issued unaudited interim condensed consolidated statements of cash flows

	As of December 31, 2020
	Previously
	reported	Adjustments	As revised
INVESTMENT ACTIVITIES
Proceeds from sales of financial assets	12,732,709	(12,732,709)	—
Investment in financial assets	—	(2,630,731)	(2,630,731)
Purchase of own shares	(1,608,560)	1,608,560	—
Net cash flows generated (used in) by investing activities	11,124,149	(13,754,880)	(2,630,731)

FINANCING ACTIVITIES
Purchase of own shares	—	(1,608,560)	(1,608,560)
Net cash flows used in by financing activities	—	(1,608,560)	(1,608,560)

Net increase (decrease) in cash and cash equivalents	(8,303,787)	(15,363,440)	(23,667,227)

Inflation effects on cash and cash equivalents	(403,950)	(1,251,193)	(1,655,143)

Cash and cash equivalents as of beginning of the period	27,159,421	15,363,440	42,522,861
Effect of exchange rate changes on cash and equivalents	678,522	1,251,193	1,929,715
Cash and cash equivalents as of the end of the period	19,130,206	—	19,130,206